Average Annual Total Returns - AST SMALL CAP GROWTH PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	48.39%	19.69%	14.46%	19.96%	13.26%	11.20%	34.63%	16.36%	13.48%